UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Cash Reserves

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.42%	$ 1,000.00	$ 1,006.00	$ 2.10
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.84	$ 2.12

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	31.7	42.5	55.4
31 - 90	38.5	41.4	30.4
91 - 180	18.2	9.3	8.9
181 - 397	11.6	6.8	5.3
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Cash Reserves	81 Days	60 Days	52 Days
All Taxable Money Market Funds Average*	51 Days	45 Days	44 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Corporate Bonds 1.1%	Corporate Bonds 0.0%
Commercial Paper 11.8%	Commercial Paper 19.6%
Bank CDs, BAs, TDs, and Notes 54.6%	Bank CDs, BAs, TDs, and Notes 54.4%
Government Securities† 27.7%	Government Securities 18.7%
Repurchase Agreements 6.1%	Repurchase Agreements 7.0%
Net Other Assets** (1.3)%	Net Other Assets 0.3%

** Net Other Assets are not included in the pie chart.

† Includes FDIC guaranteed corporate securities

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 1.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
6/5/09	0.50% (e)	$ 181,000	$ 181,000
Roche Holdings, Inc.
9/18/09	1.91 (f)	1,430,000	1,430,000
TOTAL CORPORATE BONDS			1,611,000
Certificates of Deposit - 43.8%

Domestic Certificates Of Deposit - 1.0%
State Street Bank & Trust Co., Boston
6/5/09 to 6/19/09	1.10 to 1.25	1,349,000	1,349,000
London Branch, Eurodollar, Foreign Banks - 13.6%
Bank of Montreal
7/1/09	0.30	124,000	124,000
Commonwealth Bank of Australia
6/29/09 to 12/1/09	0.49 to 0.65	1,126,000	1,126,011
Credit Agricole SA
7/13/09 to 12/1/09	0.70 to 1.20	4,309,000	4,309,000
Credit Industriel et Commercial
6/1/09 to 8/18/09	0.67 to 1.40	2,504,000	2,504,000
Danske Bank AS
6/24/09 to 6/29/09	0.60 to 0.61	758,000	758,005
HSBC Bank PLC
6/3/09 to 11/27/09	0.50 to 1.05	2,098,000	2,098,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	3,377,000	3,377,000
Landesbank Hessen-Thuringen
6/3/09 to 9/2/09	0.70 to 1.50	880,000	880,000
National Australia Bank Ltd.
11/5/09	1.05	455,000	455,000
UniCredit SpA
6/5/09 to 7/6/09	0.85 to 1.00	3,561,000	3,561,000
			19,192,016
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 29.2%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00%	$ 233,000	$ 233,000
Bank of Montreal
6/5/09 to 6/8/09	0.95 to 1.62 (e)	709,000	709,000
Bank of Nova Scotia
6/5/09 to 12/29/09	0.55 to 1.57 (e)	4,824,000	4,824,000
Bank of Scotland PLC
7/6/09	1.24 (e)	620,000	620,000
Bank Tokyo-Mitsubishi UFJ Ltd.
6/30/09 to 8/11/09	0.45 to 1.05	3,023,000	3,023,000
BNP Paribas SA
7/13/09 to 11/9/09	0.84 to 1.19	3,482,000	3,482,000
Canadian Imperial Bank of Commerce
6/4/09 to 6/12/09	1.00 to 1.23	495,000	495,000
Commerzbank AG
7/1/09 to 8/13/09	0.85 to 1.12	1,532,000	1,532,000
Deutsche Bank AG
6/30/09 to 7/9/09	0.50 to 1.40 (e)	1,375,000	1,375,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	466,000	466,000
Intesa Sanpaolo SpA
6/1/09 to 11/20/09	0.72 to 1.20 (e)	1,925,000	1,925,000
Lloyds TSB Bank PLC
6/29/09 to 7/13/09	0.70 to 0.80	1,010,000	1,010,000
Natexis Banques Populaires NY
8/12/09	0.98 (e)	274,000	274,000
Natixis SA
6/1/09 to 8/4/09	1.10 to 1.15 (e)	1,070,000	1,070,000
Rabobank Nederland
6/15/09 to 1/12/10	0.50 to 1.40	6,308,000	6,308,000
Royal Bank of Canada
7/1/09 to 9/9/09	1.00 to 1.51 (e)	1,903,000	1,903,000
Royal Bank of Scotland PLC
6/1/09 to 7/13/09	0.72 to 1.05	3,321,000	3,321,000
Skandinaviska Enskilda Banken AB
7/13/09 to 7/20/09	0.72 to 0.85	1,602,000	1,602,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03% (e)	$ 2,402,000	$ 2,402,000
Sumitomo Mitsui Banking Corp.
6/24/09	0.79	350,000	350,000
Svenska Handelsbanken AB
8/26/09	1.01 (e)	231,000	231,000
Toronto-Dominion Bank
6/9/09 to 1/19/10	1.00 to 2.50	3,924,000	3,924,012
			41,079,012
TOTAL CERTIFICATES OF DEPOSIT			61,620,028
Commercial Paper - 11.8%

Altria Group, Inc.
6/5/09	1.00	77,000	76,991
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/3/09 to 6/10/09	1.00	1,316,000	1,315,803
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.69 to 0.89	537,000	536,066
Commerzbank U.S. Finance, Inc.
7/1/09 to 8/13/09	0.85 to 1.01	228,000	227,717
CVS Caremark Corp.
6/10/09	6.10	388,000	388,000
Dakota Notes (Citibank Credit Card Issuance Trust)
6/5/09 to 7/17/09	0.57 to 1.00	2,523,630	2,521,834
DnB NOR Bank ASA
8/4/09 to 9/17/09	0.59 to 1.00	712,000	710,704
Emerald Notes (BA Credit Card Trust)
6/3/09 to 7/27/09	1.05 to 1.55	1,583,000	1,581,044
Intesa Funding LLC
6/12/09 to 7/6/09	1.10 to 1.80	643,000	642,524
Kitty Hawk Funding Corp.
6/2/09 to 6/3/09	0.55 to 0.57	211,190	211,185
Landesbank Hessen-Thuringen
9/2/09	0.70	378,000	377,316
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires US Finance Co. LLC
7/28/09	1.20%	$ 790,000	$ 788,499
Nationwide Building Society
6/3/09 to 9/3/09	0.69 to 1.14	1,543,000	1,541,087
Palisades Notes (Citibank Omni Master Trust)
6/2/09 to 6/4/09	0.90	1,543,321	1,543,249
Sanpaolo IMI U.S. Financial Co.
6/19/09 to 11/30/09	0.58 to 1.20	437,000	435,951
Santander Finance, Inc.
7/22/09	1.51	254,000	253,460
Societe Generale North America, Inc.
8/10/09	0.60	695,000	694,189
Toronto Dominion Holdings (USA)
6/15/09 to 11/30/09	0.50 to 2.14	197,000	196,753
Toyota Motor Credit Corp.
6/4/09 to 6/8/09	0.35	575,000	574,979
UBS Finance, Inc.
6/8/09	0.80	385,000	384,940
UniCredito Italiano Bank (Ireland) PLC
6/3/09 to 7/17/09	0.80 to 0.92	709,000	708,783
Vodafone Group PLC
6/1/09 to 9/1/09	0.50 to 1.20 (b)	826,000	824,202
TOTAL COMMERCIAL PAPER			16,535,276
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
6/15/09 to 7/29/09	1.10 to 1.36 (c)(e)	1,944,995	1,944,995
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(e)	50,000	50,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/09	1.21 (c)(e)	1,157,070	1,157,070
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			3,152,065
Federal Agencies - 17.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.8%
7/23/09 to 2/22/10	0.61 to 3.37% (e)	$ 9,579,345	$ 9,538,818
Federal Home Loan Bank - 6.5%
7/2/09 to 6/4/10	0.60 to 2.66 (d)(e)	9,144,000	9,142,881
Freddie Mac - 4.5%
6/3/09 to 2/4/10	0.25 to 1.31 (e)	6,312,545	6,303,516
TOTAL FEDERAL AGENCIES			24,985,215
U.S. Treasury Obligations - 7.7%

U.S. Treasury Bills - 7.7%
7/2/09 to 4/1/10	0.43 to 1.53	10,879,125	10,846,437
Bank Notes - 0.3%

Bank of America NA
7/30/09	1.24 (e)	375,000	375,000
Medium-Term Notes - 10.3%

AT&T, Inc.
7/2/09	1.64 (b)(e)	1,140,000	1,140,000
Australia & New Zealand Banking Group Ltd.
6/2/09	1.49 (b)(e)	750,000	750,000
Bank of America NA
7/6/09	1.40 (e)	1,150,000	1,150,000
Bank of Montreal
6/5/09	0.91 (b)(e)	481,000	481,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(e)	538,000	538,000
BNP Paribas SA
8/13/09	1.15 (e)	696,000	696,000
BP Capital Markets PLC
6/11/09	1.44 (e)	450,000	450,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
7/3/09	1.40% (b)(e)	$ 948,000	$ 948,000
Credit Agricole SA
6/22/09	1.48 (b)(e)	800,000	800,000
General Electric Capital Corp.
6/8/09 to 8/31/09	0.46 to 0.77 (e)	957,000	956,999
Lloyds TSB Group PLC
8/7/09	1.29 (b)(e)	400,000	400,000
MetLife Insurance Co. of Connecticut
8/18/09	1.10 (e)(f)	35,000	35,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(e)	587,000	587,000
New York Life Insurance Co.
6/30/09 to 8/27/09	1.72 to 2.37 (e)(f)	812,000	812,000
Nordea Bank AB
7/24/09	1.45 (e)	385,000	385,000
Procter & Gamble Co.
6/6/09	1.31 (e)	156,000	156,000
Royal Bank of Canada
6/15/09	0.76 (b)(e)	750,000	750,000
Societe Generale
6/4/09	1.68 (b)(e)	371,000	371,000
Toyota Motor Credit Corp.
6/19/09	0.34 (e)	192,000	192,000
Transamerica Occidental Life Insurance Co.
7/1/09	1.31 to 1.46 (e)(f)	472,000	472,000
Verizon Communications, Inc.
6/15/09	1.38 (e)	575,000	575,000
Wells Fargo & Co.
6/15/09	0.49 (b)(e)	500,000	500,000
Westpac Banking Corp.
6/4/09 to 7/14/09	1.44 to 1.51 (b)(e)	1,307,000	1,306,963
TOTAL MEDIUM-TERM NOTES			14,451,962
Short-Term Notes - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
7/1/09 to 8/3/09	1.48 to 2.71% (e)(f)	$ 240,000	$ 240,000
Repurchase Agreements - 6.1%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) #	$ 51	51
With:
Barclays Capital, Inc. at:
0.52%, dated 5/29/09 due 6/1/09:
(Collateralized by Equity Securities valued at $845,936,657)	769,033	769,000
(Collateralized by U.S. Government Obligations valued at:
$328,584,239, 1.22% - 5.78%, 7/16/26 - 4/16/39)	319,014	319,000
$462,459,786, 0% - 8.5%, 9/4/12 - 3/25/45)	449,019	449,000
$56,326,239, 0% - 6.19%, 4/25/32 - 7/1/38)	55,002	55,000
0.55%, dated 5/14/09 due 6/16/09 (Collateralized by Equity Securities valued at $399,409,809)	363,183	363,000
0.58%, dated 5/6/09 due 6/5/09 (Collateralized by Equity Securities valued at $250,905,094)	228,110	228,000
0.6%, dated 5/22/09 due 8/21/09 (Collateralized by U.S. Government Obligations valued at $52,538,756, 0.75% - 4.5%, 3/15/37 - 1/20/38)	51,077	51,000
0.8%, dated 4/17/09 due 6/16/09 (Collateralized by Equity Securities valued at $181,681,508)	165,220	165,000
BNP Paribas Securities Corp. at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $881,654,808)	781,034	781,000
Credit Suisse Securities (USA) LLC at 0.47%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $1,207,803,758)	1,098,043	1,098,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $1,095,647,477)	$ 996,043	$ 996,000
0.53%, dated 5/18/09 due 6/17/09 (Collateralized by Commercial Paper Obligations valued at $117,820,216, 8/18/09 - 8/25/09)	114,050	114,000
0.55%, dated:
4/30/09 due 6/1/09 (Collateralized by Equity Securities valued at $151,874,215)	138,067	138,000
5/7/09 due 6/8/09 (Collateralized by Corporate Obligations valued at $238,441,037, 0% - 9.63%, 11/16/09 - 11/27/40)	227,111	227,000
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $352,722,360, 7/17/09)	341,341	341,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $232,906,399, 6/4/09 - 8/18/09)	226,367	226,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $393,454,114, 6/4/09 - 8/25/09)	381,619	381,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $70,296,019, 8/12/09)	68,122	68,000
ING Financial Markets LLC at 0.58%, dated 5/11/09 due 6/10/09 (Collateralized by U.S. Treasury Obligations valued at $87,758,519, 0.92% - 6.5%, 12/1/10 - 9/1/35)	85,041	85,000
Merrill Lynch, Pierce, Fenner & Smith at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $977,942,388)	889,039	889,000
Morgan Stanley & Co. at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $282,712,251)	257,011	257,000
RBC Capital Markets Co. at:
0.47%, dated 5/29/09 due 6/1/09 (Collateralized by Corporate Obligations valued at $38,851,522, 0.3% - 6.88%, 12/16/09 - 11/15/17)	37,001	37,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:
0.57%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $16,502,108)	$ 15,001	$ 15,000
UBS Securities LLC at 0.63%, dated 5/18/09 due 7/2/09 (Collateralized by Corporate Obligations valued at $601,770,033, 1.72% - 9.8%, 6/15/09 - 12/15/37)	573,451	573,000
TOTAL REPURCHASE AGREEMENTS		8,625,051
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $142,442,034)		142,442,034
NET OTHER ASSETS - (1.3)%		(1,797,990)
NET ASSETS - 100%		$ 140,644,044
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,396,165,000 or 6.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $3,152,065,000 or 2.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,989,000,000 or 2.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
MetLife Insurance Co. of Connecticut 1.1%, 8/18/09	8/6/08	$ 35,000
Metropolitan Life Insurance Co.: 1.48%, 8/3/09	2/24/03	$ 65,000
2.71%, 7/1/09	3/26/02	$ 175,000
New York Life Insurance Co.: 1.72%, 8/27/09	5/8/09	$ 318,000
2.37%, 6/30/09	3/23/09	$ 494,000
Roche Holdings, Inc. 1.91%, 9/18/09	3/13/09	$ 1,430,000
Transamerica Occidental Life Insurance Co.: 1.31%, 7/1/09	4/29/08	$ 315,000
1.46%, 7/1/09	3/27/08	$ 157,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$51,000 due 6/01/09 at 0.19%
BNP Paribas Securities Corp.	$ 5
Banc of America Securities LLC	3
Bank of America, NA	5
Barclays Capital, Inc.	8
Citigroup Global Markets, Inc.	1
Deutsche Bank Securities, Inc.	4
Greenwich Capital Markets, Inc.	1
ING Financial Markets LLC	4
J.P. Morgan Securities, Inc.	5
Merrill Lynch Government Securities, Inc.	1
Morgan Stanley & Co., Inc.	1
RBC Capital Markets Corp.	1
Societe Generale, New York Branch	4
UBS Securities LLC	7
Wachovia Capital Markets LLC	1
$ 51
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 142,442,034	$ -	$ 142,442,034	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $8,625,051) - See accompanying schedule: Unaffiliated issuers (cost $142,442,034)		$ 142,442,034
Cash		950
Receivable for investments sold		249,934
Receivable for fund shares sold		1,023,055
Interest receivable		199,316
Prepaid expenses		15,687
Other receivables		917
Total assets		143,931,893

Liabilities
Payable for investments purchased Regular delivery	$ 1,689,000
Delayed delivery	487,721
Payable for fund shares redeemed	1,065,847
Distributions payable	720
Accrued management fee	21,810
Other affiliated payables	21,226
Other payables and accrued expenses	1,525
Total liabilities		3,287,849

Net Assets		$ 140,644,044
Net Assets consist of:
Paid in capital		$ 140,623,981
Accumulated undistributed net realized gain (loss) on investments		20,063
Net Assets, for 140,617,935 shares outstanding		$ 140,644,044
Net Asset Value, offering price and redemption price per share ($140,644,044 ÷ 140,617,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009

Investment Income
Interest		$ 1,120,246

Expenses
Management fee	$ 133,400
Transfer agent fees	123,491
Accounting fees and expenses	1,806
Custodian fees and expenses	732
Independent trustees' compensation	248
Registration fees	1,425
Audit	257
Legal	224
Money Market Guarantee Program fee	26,587
Miscellaneous	892
Total expenses before reductions	289,062
Expense reductions	(14)	289,048
Net investment income		831,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,565
Net increase in net assets resulting from operations		$ 844,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 831,198	$ 3,773,480
Net realized gain (loss)	13,565	11,861
Net increase in net assets resulting from operations	844,763	3,785,341
Distributions to shareholders from net investment income	(831,198)	(3,773,470)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	134,051,343	315,065,154
Reinvestment of distributions	824,014	3,734,347
Cost of shares redeemed	(129,303,296)	(294,116,426)
Net increase (decrease) in net assets and shares resulting from share transactions	5,572,061	24,683,075
Total increase (decrease) in net assets	5,585,626	24,694,946

Net Assets
Beginning of period	135,058,418	110,363,472
End of period	$ 140,644,044	$ 135,058,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.031	.050	.046	.027	.010
Distributions from net investment income	(.006)	(.031)	(.050)	(.046)	(.027)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.60%	3.12%	5.08%	4.66%	2.75%	.98%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.39%	.43%	.45%	.43%	.42%
Expenses net of fee waivers, if any	.42% A	.39%	.43%	.45%	.43%	.42%
Expenses net of all reductions	.42% A	.39%	.43%	.45%	.43%	.42%
Net investment income	1.19% A	3.05%	4.97%	4.60%	2.74%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 140,644	$ 135,058	$ 110,363	$ 87,413	$ 64,104	$ 56,298

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 142,442,034

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $48,866 or an annualized rate of .07% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .19% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2009

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Reserves

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAS-USAN-0709
1.786809.106

Fidelity®
U.S. Government Reserves

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.36%	$ 1,000.00	$ 1,004.00	$ 1.80
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.14	$ 1.82

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	55.4	56.9	66.0
31 - 90	23.4	22.1	18.7
91 - 180	6.4	13.1	5.3
181 - 397	14.8	7.9	10.0
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity U.S. Government Reserves	69 Days	59 Days	56 Days
Government Retail Money Market Funds Average*	55 Days	53 Days	49 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Federal Agency Issues 60.7%	Federal Agency Issues 71.2%
U.S. Treasury Obligations 9.7%	U.S. Treasury Obligations 3.0%
Repurchase Agreements 29.0%	Repurchase Agreements 25.7%
Net Other Assets 0.6%	Net Other Assets 0.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 60.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 15.5%
6/1/09 to 2/22/10	0.41 to 3.37% (c)	$ 751,860	$ 750,372
Federal Home Loan Bank - 24.1%
6/1/09 to 6/11/10	0.21 to 3.04 (b)(c)	1,172,170	1,172,041
Freddie Mac - 21.1%
6/3/09 to 5/5/10	0.21 to 3.14 (c)	1,024,885	1,024,865
TOTAL FEDERAL AGENCIES			2,947,278
U.S. Treasury Obligations - 9.7%

U.S. Treasury Bills - 9.7%
6/4/09 to 6/3/10	0.48 to 1.62	469,592	468,137
Repurchase Agreements - 29.0%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) #	$ 1,252,437	1,252,417
With:
BNP Paribas Securities Corp. at 0.25%, dated 5/20/09 due 7/7/09 (Collateralized by U.S. Government Obligations valued at $24,722,061, 0.81%- 6%, 4/15/17 - 12/25/36)	24,008	24,000
Deutsche Bank Securities, Inc. at 0.23%, dated 5/7/09 due 6/8/09 (Collateralized by U.S. Government Obligations valued at $99,975,966, 7% - 7%, 10/1/38 - 10/1/38)	98,020	98,000
ING Financial Markets LLC at 0.28%, dated 5/19/09 due 7/20/09 (Collateralized by U.S. Government Obligations valued at $36,726,466, 6.01%- 6.19%, 8/1/36 - 11/1/36)	36,017	36,000
TOTAL REPURCHASE AGREEMENTS		1,410,417
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,825,832)		4,825,832
NET OTHER ASSETS - 0.6%		31,546
NET ASSETS - 100%		$ 4,857,378
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,252,417,000 due 6/01/09 at 0.19%
BNP Paribas Securities Corp.	$ 119,947
Banc of America Securities LLC	75,751
Bank of America, NA	126,261
Barclays Capital, Inc.	204,384
Citigroup Global Markets, Inc.	15,783
Deutsche Bank Securities, Inc.	110,478
Greenwich Capital Markets, Inc.	31,565
ING Financial Markets LLC	96,465
J.P. Morgan Securities, Inc.	126,145
Merrill Lynch Government Securities, Inc.	31,565
Morgan Stanley & Co., Inc.	18,939
RBC Capital Markets Corp.	11,048
Societe Generale, New York Branch	94,695
UBS Securities LLC	173,608
Wachovia Capital Markets LLC	15,783
$ 1,252,417
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,825,832	$ -	$ 4,825,832	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,410,417) - See accompanying schedule: Unaffiliated issuers (cost $4,825,832)		$ 4,825,832
Receivable for fund shares sold		72,369
Interest receivable		4,708
Prepaid expenses		27
Total assets		4,902,936

Liabilities
Payable for investments purchased Regular delivery	$ 11,937
Delayed delivery	15,993
Payable for fund shares redeemed	16,282
Distributions payable	11
Accrued management fee	758
Other affiliated payables	545
Other payables and accrued expenses	32
Total liabilities		45,558

Net Assets		$ 4,857,378
Net Assets consist of:
Paid in capital		$ 4,856,739
Undistributed net investment income		114
Accumulated undistributed net realized gain (loss) on investments		525
Net Assets, for 4,856,610 shares outstanding		$ 4,857,378
Net Asset Value, offering price and redemption price per share ($4,857,378 ÷ 4,856,610 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Interest		$ 28,368

Expenses
Management fee	$ 4,681
Transfer agent fees	2,954
Accounting fees and expenses	212
Custodian fees and expenses	20
Independent trustees' compensation	9
Registration fees	101
Audit	25
Legal	8
Money Market Guarantee Program fee	753
Miscellaneous	32
Total expenses		8,795
Net investment income		19,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		110
Net increase in net assets resulting from operations		$ 19,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,573	$ 99,482
Net realized gain (loss)	110	695
Net increase in net assets resulting from operations	19,683	100,177
Distributions to shareholders from net investment income	(19,575)	(99,482)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,970,389	5,909,958
Reinvestment of distributions	19,428	98,765
Cost of shares redeemed	(2,848,954)	(4,765,340)
Net increase (decrease) in net assets and shares resulting from share transactions	140,863	1,243,383
Total increase (decrease) in net assets	140,971	1,244,078

Net Assets
Beginning of period	4,716,407	3,472,329
End of period (including undistributed net investment income of $114 and undistributed net investment income of $116, respectively)	$ 4,857,378	$ 4,716,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.027	.049	.046	.027	.010
Distributions from net investment income	(.004)	(.027)	(.049)	(.046)	(.027)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.40%	2.71%	5.02%	4.67%	2.76%	1.00%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.34%	.37%	.38%	.35%	.35%
Expenses net of fee waivers, if any	.36% A	.34%	.37%	.38%	.35%	.35%
Expenses net of all reductions	.36% A	.34%	.36%	.37%	.35%	.35%
Net investment income	.80% A	2.62%	4.90%	4.61%	2.74%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$ 4,857	$ 4,716	$ 3,472	$ 3,233	$ 2,530	$ 2,277

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees were amortized over the length of the participation in the Program. The expense was borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,825,832

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,690 or an annualized rate of .07% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .19% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Government Reserves

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FUS-USAN-0709
1.786820.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009